Income Taxes Income Taxes - Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Income Tax Disclosure [Abstract]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 58	$ 79	$ 781